FINANCIAL INSTRUMENTS - Measurement of fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS
Total financial assets	R$ 9,291,006	R$ 12,712,924
Total financial liabilities	22,104,962	25,257,075
Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	9,291,006	12,712,924
Total financial liabilities	22,104,962	25,257,075
Trade accounts payable
FINANCIAL INSTRUMENTS
Total financial liabilities	3,179,954	2,743,818
Trade accounts payable | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	3,179,954	2,743,818
Short-term debts | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	2,004,341	4,458,220
Unrealized losses on financial instruments
FINANCIAL INSTRUMENTS
Non-current financial liabilities	1,267
Total financial liabilities	1,267	6,584
Unrealized losses on financial instruments | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities		6,584
Other current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	625,410	514,599
Other current liabilities | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	625,410	514,599
Long-term debt | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	14,457,315	15,959,590
Debentures
FINANCIAL INSTRUMENTS
Total financial liabilities	47,928	165,423
Debentures | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	47,928	165,423
FIDC Obligation
FINANCIAL INSTRUMENTS
Total financial liabilities	1,135,077	1,007,259
FIDC Obligation | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	1,135,077	1,007,259
Other non-current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	653,670	401,582
Other non-current liabilities | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	653,670	401,582
Cash and cash equivalents
FINANCIAL INSTRUMENTS
Total financial assets	2,555,338	5,063,383
Cash and cash equivalents | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	2,555,338	5,063,383
Short-term investments
FINANCIAL INSTRUMENTS
Total financial assets	821,518	1,024,411
Short-term investments | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	821,518	1,024,411
Trade accounts receivable
FINANCIAL INSTRUMENTS
Total financial assets	2,798,420	3,576,699
Trade accounts receivable | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	2,798,420	3,576,699
Unrealized gains on financial instruments
FINANCIAL INSTRUMENTS
Total financial assets		12,951
Unrealized gains on financial instruments | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets		2,557
Other current assets
FINANCIAL INSTRUMENTS
Total financial assets	469,737	668,895
Other current assets | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	469,737	668,895
Related parties
FINANCIAL INSTRUMENTS
Total financial assets	51,839	57,541
Related parties | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	51,839	57,541
Unrealized gains on financial instruments, noncurrent | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets		10,394
Judicial deposits
FINANCIAL INSTRUMENTS
Total financial assets	2,051,181	1,861,784
Judicial deposits | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	2,051,181	1,861,784
Other non-current assets
FINANCIAL INSTRUMENTS
Total financial assets	542,973	447,260
Other non-current assets | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	542,973	447,260
Quoted Prices Active Markets for Identical Assets (Level 1) | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	238,008	458,639
Quoted Prices Active Markets for Identical Assets (Level 1) | Short-term investments | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	238,008	458,639
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	9,052,998	12,254,285
Total financial liabilities	22,104,962	25,257,075
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Trade accounts payable | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	3,179,954	2,743,818
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term debts | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	2,004,341	4,458,220
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Unrealized losses on financial instruments
FINANCIAL INSTRUMENTS
Non-current financial liabilities	1,267
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Unrealized losses on financial instruments | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities		6,584
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current liabilities | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	625,410	514,599
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Long-term debt | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	14,457,315	15,959,590
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Debentures | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	47,928	165,423
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | FIDC Obligation | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	1,135,077	1,007,259
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current liabilities | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	653,670	401,582
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Cash and cash equivalents | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	2,555,338	5,063,383
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term investments | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	583,510	565,772
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Trade accounts receivable | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	2,798,420	3,576,699
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Unrealized gains on financial instruments | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets		2,557
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current assets | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	469,737	668,895
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Related parties | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	51,839	57,541
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Unrealized gains on financial instruments, noncurrent | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets		10,394
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Judicial deposits | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	2,051,181	1,861,784
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current assets | Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	R$ 542,973	R$ 447,260